SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2010	2011
	US$	US$
Fixed-rate time deposits	50,583	7,935
Trading securities
—Adjustable-rate investments	7,550	—
Available-for-sale securities
—Equity securities	4,279	657

	62,412	8,592

As of December 31, 2010 and 2011, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

As of December 31, 2010, the Group held adjustable-rate investments that were classified as trading securities. During the year ended December 31, 2011, the trading securities were disposed for US$7,813 and a gain of US$263 was recognized in the consolidated statements of income.

Interest income on the fixed-rate time deposits and the adjustable-rate investments of US$272, US$1,133 and US$2,300 was recognized for the years ended December 31, 2009, 2010 and 2011, respectively, in the consolidated statements of income.

On November 4, 2010, the Group acquired 714,285 ADSs of Syswin Corporation, a US listed company, at a consideration of US$5,000. The investment constituted a 1.01% ownership in Syswin Corporation and was classified as an available-for-sale security. During the year ended December 31, 2011, the market price of Syswin Corporation significantly declined and an other-than-temporary impairment loss of US$4,343, including a reclassification adjustment of US$721 from other comprehensive loss recognized in 2010, was recorded in the consolidated statement of income. As a result, the new cost base of the available-for-sale security was US$657 as of December 31, 2011.

The following is a summary of the available-for-sale securities:

	Available-for-sale securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2011
—Equity securities Syswin Corporation	657	—	—	657

December 31, 2010
—Equity securities Syswin Corporation	5,000	—	(721)	4,279